Form N-1A Cover	Jun. 03, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 03, 2026
Prospectus Date	Mar. 05, 2026